Stockholders' Equity - Warrants to Purchase Class A Common Stock (Details) - Class A Common Stock Warrants - February 2018 Guggenheim Amendment - USD ($) $ / shares in Units, $ in Millions	8 Months Ended
	Dec. 31, 2018	Feb. 28, 2018
Class of Warrant or Right [Line Items]
Number of shares purchased from warrants (in shares)		424,242
Exercise price of warrants (in dollars per share)		$ 8.25
Fair value of warrants		$ 1.0
Exercise of common stock warrants (in shares)	267,918